Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [Abstract]
In-process precious metals	$ 59.0	$ 53.6
Ore in stockpiles	33.4	35.4
Parts and supplies	49.2	45.7
Dore, refined precious metals and gold in concentrate	11.0	5.5
Inventories	152.6	140.2
Less: Long-term inventory	(25.7)	(30.0)
Inventory	$ 126.9	$ 110.2